Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of changes in provisions [Table Text Block]
	Decommis-
	sioning,		Restricted
	restoration	Deferred	share
	and similar	share units	units[1]
	liabilities	(note 24a )	(note 24a )	Other	Total
Balance, January 1, 2018	$200,041	$6,623	$19,409	$1,435	$227,508
Net additional provisions made	9,031	973	7,493	—	17,497
Amounts used	(188)	—	(6,435)	(770)	(7,393)
Unwinding of discount (note 6f)	4,684	—	—	—	4,684
Effect of change in discount rate	(462)	—	—	—	(462)
Effect of foreign exchange	(11,082)	(458)	(973)	(74)	(12,587)
Effect of change in share price	—	(2,850)	(7,293)	(180)	(10,323)

Balance, December 31, 2018	$202,024	$4,288	$12,201	$411	$218,924

	Decommis-
	sioning,
	restoration	Deferred		Restricted
	and similar	share units		share units[1]
	liabilities	(note 24a	)	(note 24a	)	Other	Total
Balance, January 1, 2017	$177,296	$3,933		$11,052		$1,788	$194,069
Net additional provisions made	6,485	868		7,327		202	14,882
Amounts used	(69)	(638)		(5,491)		(937)	(7,135)
Unwinding of discount (note 6f)	4,159	—		—		—	4,159
Effect of change in discount rate	2,658	—		—		—	2,658
Effect of foreign exchange	9,512	346		1,194		95	11,147
Effect of change in share price	—	2,114		5,327		287	7,728

Balance, December 31, 2017	$200,041	$6,623		$19,409		$1,435	$227,508

Disclosure of detailed information about provisions [Table Text Block]

	Decommis-
	sioning,			Restricted
	restoration	Deferred		share
	and similar	share units		units[1]
December 31, 2018	liabilities	(note 24a	)	(note 24a	)	Other	Total
Current (note 14)	$1,234	$4,288		$8,412		$342	$14,276
Non-current	200,790	—		3,789		69	204,648
	$202,024	$4,288		$12,201		$411	$218,924
	Decommis-
	sioning,
	restoration	Deferred		Restricted
	and similar	share units		share units[1]
December 31, 2017	liabilities	(note 24a	)	(note 24a	)	Other	Total
Current (note 14)	$2,344	$6,623		$17,119		$1,284	$27,370
Non-current	197,697	—		2,290		151	200,138
	$200,041	$6,623		$19,409		$1,435	$227,508

	Decommis-
	sioning,
	restoration	Deferred		Restricted
	and similar	share units		share units[1]
January 1, 2017	liabilities	(note 24a	)	(note 24a	)	Other	Total
Current (note 14)	$1,054	$3,933		$8,451		$929	$14,367
Non-current	176,242	—		2,601		859	179,702
	$177,296	$3,933		$11,052		$1,788	$194,069